Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)
Total Stages [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	€ 272	[1]
Movements in financial assets including new business	18	[1]
Transfers due to changes in creditworthiness	0	[1]
Changes in models
Foreign exchange and other changes	0	[1]
Balance, end of reporting period	289	[1]
Provision for Credit Losses excluding country risk	18	[1],[2]
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	117	[1]
Movements in financial assets including new business	0	[1]
Transfers due to changes in creditworthiness	2	[1]
Changes in models
Foreign exchange and other changes	14	[1]
Balance, end of reporting period	132	[1]
Provision for Credit Losses excluding country risk	1	[1],[2]
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	36	[1]
Movements in financial assets including new business	31	[1]
Transfers due to changes in creditworthiness	0	[1]
Changes in models
Foreign exchange and other changes	6	[1]
Balance, end of reporting period	73	[1]
Provision for Credit Losses excluding country risk	31	[1],[2]
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	119	[1]
Movements in financial assets including new business	(13)	[1]
Transfers due to changes in creditworthiness	(2)	[1]
Changes in models
Foreign exchange and other changes	(20)	[1]
Balance, end of reporting period	84	[1]
Provision for Credit Losses excluding country risk	(15)	[1],[2]
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	0	[1]
Movements in financial assets including new business	0	[1]
Transfers due to changes in creditworthiness
Changes in models
Foreign exchange and other changes	0	[1]
Balance, end of reporting period	0	[1]
Provision for Credit Losses excluding country risk	€ 0	[1],[2]

[1]	Allowance for credit losses does not include allowance for country risk amounting to EUR 5 million as of December 31, 2018.
[2]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.